Fair value measurements	12 Months Ended
Dec. 31, 2014
Fair Value Measurements [Abstract]
Fair Value Measurements
19.      Fair value measurements:
The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The same guidance requires that assets and liabilities carried at fair value should be classified and disclosed in one of the following three categories based on the inputs used to determine its fair value:
Level 1:  Quoted market prices in active markets for identical assets or liabilities;

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;

Level 3: Unobservable inputs that are not corroborated by market data.
In addition, ASC 815, “Derivatives and Hedging” requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the statement of financial position.
Fair value on a recurring basis
19.1      Freight derivatives:
The Company occasionally trades in the freight derivatives (FFAs and freight options) markets in order to use those instruments as economic hedge instruments to reduce the risk on specific vessels trading in the spot market, or to take advantage of short term fluctuations in the market prices.
Dry bulk shipping freight derivatives have the following characteristics: (i) they cover periods that range from several days and months to one year or more years; (ii) they can be based on time charter rates or freight rates on specific quoted routes; and (iii) they are executed between two parties.
All Company's freight derivatives, if any, are cleared transactions. FFAs are usually settled on a daily basis through the London Clearing House. There is also a margin maintenance requirement based on marking the contract to market. Freight options are treated as assets/liabilities until they are settled. During 2012, the Company entered into several freight derivatives, including freight options, with a corresponding gain on freight derivative contracts for the year ended December 31, 2012 of $41, which is reflected under "Gain/ (loss) on derivative financial instruments, net" in the accompanying consolidated statements of operations, since the Company had not designated them as cash flow hedges for accounting purposes.
During 2013 and 2014, the Company did not enter into any freight derivatives. As of December 31, 2013 and 2014, no fair value measurement for assets or liabilities were recognized in the Company's consolidated balance sheets with respect to freight derivatives, since the Company had no open positions for these types of instruments as of those dates.
19.2      Interest rate swaps:
From time to time, the Company enters into interest rate derivative contracts to manage interest costs and risk associated with changing interest rates with respect to its variable interest loans and credit facilities.
In June 2013, the Company entered into two interest rate swap agreements with Credit Agricole Corporate and Investment Bank (the “Credit Agricole Swaps”) to fix forward its floating interest rate liabilities under the two tranches of the Credit Agricole $70,000 Facility (Note 9c). The Credit Agricole Swaps were based on an amortizing notional amount beginning from $26,840 and $28,628, for the Star Borealis and Star Polaris tranches, respectively, of the Credit Agricole $70,000 Facility. The Credit Agricole Swaps were effective by November and August 2014, respectively, and mature in August and November 2018. Under the terms of the Credit Agricole Swaps, the Company pays on a quarterly basis a fixed rate of 1.705% and 1.720% per annum, respectively, while receiving a variable amount equal to the three month LIBOR, both applied on the notional amount of the swaps outstanding at each settlement date.

In addition, on April 28, 2014, the Company entered into two interest rate swap agreements (the “HSH Swaps”) to fix forward 50% of its floating interest rate liabilities for the HSH Nordbank $35,000 Facility (Note 9f). The HSH Swaps came into effect in September 2014 and mature in September 2018. Under the terms of the HSH Swaps, the Company is paying on a quarterly basis a fixed rate of 1.765% per annum, while receiving a variable amount equal to the three month LIBOR, both applied on the notional amount of the swaps outstanding at each settlement date.
Up to August 31, 2014, because the Credit Agricole Swaps and the HSH Swaps were not designated as accounting hedges, changes in their fair value at each reporting period up to that date, were reported in earnings as a loss under “Gain/ (loss) on derivative financial instruments, net”. On August 31, 2014 the Company designated the Credit Agricole Swaps and the HSH Swaps as cash flow hedges in accordance with ASC 815, “Derivatives and Hedging”. Accordingly, the effective portion of these cash flow hedges from September 1, 2014 to December 31, 2014 was reported in “Accumulated other comprehensive loss”. As of December 31, 2014 the notional amount of these swaps was $71,562.
Finally, as part of the Merger, the Company acquired five swap agreements that Oceanbulk Shipping had entered during the third quarter of 2013 with Goldman Sachs Bank USA (the “Goldman Sachs Swaps”). The Goldman Sachs Swaps were effective by October 2014 and mature in April 2018. Under their terms, Oceanbulk Shipping makes quarterly payments to the counterparty at fixed rates ranging between 1.79% to 2.07% per annum, based on an aggregate notional amount beginning at $186,307 on July 1, 2015, and increasing up to $461,264 on October 1, 2015. The counterparty makes quarterly floating rate payments at three-month LIBOR to the Company based on the same notional amount. Upon the completion of the Merger, on July 11, 2014, the Company re-designated the Goldman Sachs Swaps as cash flow hedges in accordance with ASC 815. Accordingly, the effective portion of these cash flow hedges, from that date to December 31, 2014, was reported in “Accumulated other comprehensive loss”. As of December 31, 2014 the notional amount of these swaps was $186,307.
The amount of gain recognized in Other Comprehensive Income / (Loss) (effective portion) which is reflected in the accompanying 2014 consolidated statement of comprehensive income is analyzed as follows:

Consolidated Statement of Comprehensive Income/(Loss)	2012	2013	2014
Unrealized loss from hedging interest rate swaps recognized in Other Comprehensive loss before reclassifications	$-	$-	$(1,433)
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs	-	-	1,055
Unrealized loss from hedging interest rate swaps, net	$-	$-	$(378)

The amounts of gain/ (loss) on Derivative Financial Instruments recognized in the accompanying consolidated statements of operations are analyzed as follows:

Consolidated Statement of Operations
	2012	2013	2014
Gain/(loss) on derivative instruments, net
Gains/(losses) from freight derivatives	$41	$-	$-
Unrealized gains/(losses) from the Credit Agricole Swaps and the HSH Swaps before hedging designation (August 31, 2014)	-	91	(799)
Ineffective portion of cash flow hedges following hedging designation	-	-	-
Total Gains/(Losses) on derivative instruments, net	$41	$91	$(799)
Interest and finance costs
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs from Other Comprehensive loss	-	-	(1,055)
Total Gains/(Losses) recognized	$41	$91	$(1,854)

An amount of approximately ($91) is expected to be reclassified into earnings during the following 12-month period when realized.
In relation to the above interest rate swap agreements designated as cash flow hedges and in accordance with ASC 815 “Derivatives and Hedging - Timing and Probability of the Hedged Forecasted Transaction,” the management of the Company considered the creditworthiness of its counterparties and the expectations of the forecasted transactions and determined that no events have occurred that would make the forecasted transaction not probable.
The following table summarizes the valuation of the Company's financial instruments as of December 31, 2013 and 2014, based on Level 2 observable inputs of the fair value hierarchy such as interest rate curves:

	Significant Other Observable Inputs (Level 2)
	2013	2014
	(not designated as cash flow hedges)	(designated as cash flow hedges)

ASSETS
Interest rate swaps - asset position	$91	$-
Total	$91	$-
LIABILITIES
Interest rate swaps - liability position (current and non-current)	$-	$7,732
Total	$-	$7,732

The carrying values of temporary cash investments, restricted cash, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these financial instruments.  The fair value of long-term bank loans, bearing interest at variable interest rates, approximates their recorded values as of December 31, 2014.
The 8% 2019 Notes have a fixed rate, and their estimated fair value, determined through Level 2 inputs of the fair value hierarchy (quoted price on NASDAQ under the ticker symbol SBLKL), is approximately $37,460 as of December 31, 2014.

Fair value on a nonrecurring basis
As a result of the decline in charter rates and vessel values during the previous years and because market expectations for future rates were low and vessel values were unlikely to increase to the high levels of 2008, the Company reviewed, in 2012, 2013 and 2014 the recoverability of the carrying amount of its vessels. The Company's impairment analysis for 2012 indicated that the carrying amount of its then entire Supramax fleet and Star Sigma was not recoverable and after comparing the vessels' fair values to their carrying values, an impairment loss of $303,219 was recognized, which was included under "Vessel impairment loss" in the accompanying consolidated statements of operations for the year ended December 31, 2012. The impairment analysis for the year ended December 31, 2013 and 2014, indicated that the carrying amount of the Company's vessels was recoverable, and therefore, the Company concluded that no impairment charge was necessary.
Details of the 2012 impairment charge for each vessel are noted in the table below.

Fair Value Measurements Using
Vessel	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Vessel impairment loss
	(Level 1)	(Level 2)	(Level 3)
Star Cosmo	-	14,000	-	45,838
Star Delta	-	12,000	-	35,836
Star Epsilon	-	13,000	-	36,756
Star Gamma	-	14,000	-	36,033
Star Kappa	-	13,500	-	39,115
Star Omicron	-	17,750	-	39,841
Star Theta	-	15,000	-	36,784
Star Zeta	-	15,250	-	29,811
Star Sigma	-	9,000	-	3,205
TOTAL	-	123,500	-	303,219

The fair value is based on the Company's best estimate of the value of each vessel on a time charter free basis, and is supported by vessel valuations of independent shipbrokers as of September 30, 2012.
In addition, please refer to Note 1 for the fair value of assets acquired and liabilities assumed by the Company at the Merger and the Pappas Transaction on July 11, 2014, which was the acquisition date.